Subsequent Events (Details)	Aug. 10, 2020 USD ($)	Mar. 27, 2020 USD ($)	Aug. 06, 2020 contingent_value_right $ / shares shares	Dec. 31, 2019 $ / shares
Subsequent Event [Line Items]
Common shares par value (in dollars per share)				$ 0.01
Subsequent event
Subsequent Event [Line Items]
Payments for legal expenses | $	$ 2,000,000
Merger Agreement | Subsequent event
Subsequent Event [Line Items]
Right to receive in cash (in dollars per share)			$ 9.50
TPRE Shares | Subsequent event
Subsequent Event [Line Items]
Right to receive in cash (in dollars per share)			$ 0.905
Warrants issued (in shares) | shares			0.190
Value of warrants (in dollars per share)			$ 0.905
TPRE Shares | Merger Agreement | Subsequent event
Subsequent Event [Line Items]
Common shares par value (in dollars per share)			$ 0.10
Right to receive common stock (in shares) | shares			0.743
Number of CVRs | contingent_value_right			1
Right to receive cash and equity (in dollars per share)			$ 13.73
Holder's Of Series B Preference Shares | Expense Reimbursement | Subsequent event
Subsequent Event [Line Items]
Related party transaction | $		$ 250,000
Holder's Of Series B Preference Shares | Expense Reimbursement Requiring Written Consent | Subsequent event
Subsequent Event [Line Items]
Related party transaction | $		1,000,000
Holder's Of Series B Preference Shares | Other Professional Fees Reimbursement | Subsequent event
Subsequent Event [Line Items]
Related party transaction | $		$ 500,000